Operating Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Disclosure of components of operating lease income
The components of operating lease income are as follows:

(in $ thousands )	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023

Time charter revenues	31,202	6,732	54,783	8,174